Segment and Geographical Information - Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands		3 Months Ended						9 Months Ended		12 Months Ended
		Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Cost of sales		$ (22,288)			$ (14,599)			$ (87,477)	$ (42,959)	$ (72,157)	$ (28,635)
Change in fair value of warrant liability								(47,257)	(479)	(3,079)	(147)
Loss on extinguishment of debt		(30,400)			0			(30,400)	0
Net loss and comprehensive loss		(133,412)	$ (63,778)	$ (60,093)	(40,790)	$ (53,453)	$ (52,771)	(257,283)	(147,014)	(231,133)	(135,457)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		30,778			22,370			102,182	51,758	60,792	55,235
Cost of sales		(22,288)			(14,599)			(87,477)	(42,959)	(72,157)	(28,635)
Compensation	[1]	(28,130)			(19,955)			(74,182)	(59,958)	(82,628)	(71,656)
Materials and consumables	[1]	(18,014)			(8,067)			(55,729)	(40,209)	(58,021)	(48,283)
Contractors and outside services	[1]	(3,695)			(1,638)			(11,231)	(7,972)	(10,568)	(8,886)
Depreciation and amortization	[1]	(3,574)			(2,598)			(9,573)	(7,287)
Interest expense, net		1,334			(6,658)			(9,067)	(14,149)
Change in fair value of warrant liability		(42,150)			(341)			(47,257)	(372)
Loss on extinguishment of debt		(30,400)			0			(30,400)	0
Other segment items	[2]	(17,273)			(9,304)			(34,549)	(25,866)	(68,551)	(33,232)
Net loss and comprehensive loss		$ (133,412)			$ (40,790)			$ (257,283)	$ (147,014)	$ (231,133)	$ (135,457)

[1]	Compensation, materials and consumables, contractors and outside services, and depreciation and amortization expenses presented in the above table represent operating expenses and exclude amounts included in the cost of sales.
[2]	Other segment items included primarily related to building and utilities, software licenses and computer services, professional and consulting services fees, loss on disposal of fixed assets, other income, and provision for income taxes.